Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold And Buildings Improvements
Building | Minimum
Property Plant And Equipment [Line Items]
Buildings	36 years
Building | Maximum
Property Plant And Equipment [Line Items]
Buildings	40 years
Electronic And Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Buildings	3 years
Electronic And Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Buildings	5 years